RISK MANAGEMENT - Financial guarantees (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Financial guarantees	$ 6,554,825	$ 10,144,301
0 - 30 Days
RISK MANAGEMENT
Financial guarantees	759,832	744,077
31 Days - 1 Year
RISK MANAGEMENT
Financial guarantees	3,860,361	6,535,071
Between 1 and 3 years
RISK MANAGEMENT
Financial guarantees	1,249,931	2,135,249
Between 3 and 5 years
RISK MANAGEMENT
Financial guarantees	632,287	60,876
More than 5 years
RISK MANAGEMENT
Financial guarantees	$ 52,414	$ 669,028